Vessels (Tables)	9 Months Ended
Sep. 30, 2018
Vessels (Tables) [Abstract]
Vessel costs
Vessel costs

Cost of Vessels
$ in thousands
At January 1, 2018	1,810,158
Additions	1,714
Transferred from vessels under construction	252,323
Retirement **	(1,244)
At September 30, 2018	2,062,951

Depreciation, impairment and amortization*
$ in thousands
At January 1, 2018	366,012
Depreciation and amortization	75,053
Impairment charges	3,500
Retirement **	(1,244)
At September 30, 2018	443,321

Carrying Amount
$ in thousands
At January 1, 2018	1,444,146
At September 30, 2018	1,619,630

*Accumulated numbers
**Relates to completed depreciation of drydocking for DHT Sophie.

Cost of vessels under construction
Cost of vessels under construction
$ in thousands
At January 1, 2018	114,759
Additions	164,364
Transferred to vessels	(252,323)
At September 30, 2018	26,799

Carrying Amount
$ in thousands
At January 1, 2018	114,759
At September 30, 2018	26,799

Vessels under construction, future payments
Vessels under construction $ in thousands	September 30, 2018	January 1, 2018
Not later than one year	57,647	218,565
Later than one year and not later than three years	-	-
Later than three years and not later than five years	-	-
Total	57,647	218,565